THOMPSON	ATLANTA	CINCINNATI	COLUMBUS	NEW YORK
HINE		BRUSSELS	CLEVELAND	DAYTON	WASHINGTON, D.C.

October 25, 2011

VIA ELECTRONIC TRANSMISSION Attn: Filing Desk U.S. Securities & Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: Paradigm Funds, File Nos. 333-100507 and 811-21233

Dear Sir/Madam:

On behalf of Paradigm Funds, a registered investment company, we hereby submit, via electronic filing, Post-Effective Amendment No. 17 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to change the name of the Paradigm Intrinsic Value Fund to Paradigm Micro-Cap Fund (the “Fund”) and to revise the investment strategy of the Fund.

If you have any questions, please contact JoAnn M. Strasser at (513) 352-6525.

Very truly yours, /s/ Thompson Hine LLP Thompson Hine LLP